Derivative Instruments and Hedging Activities -Classification and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 258	$ 0
Derivative assets	6,925	4,505
Accrued liabilities	(64,113)	(81,706)
Current portion of derivative liabilities	(26,375)	(56,925)
Derivative liabilities (note 11)	29,131	32,971
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	258	0
Derivative assets	5,562	4,505
Accrued liabilities	(756)	(701)
Current portion of derivative liabilities	(10,856)	(11,434)
Derivative liabilities (note 11)	6,912	7,887
Derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	258	0
Derivative assets	6,925	4,505
Accrued liabilities	(3,066)	(5,594)
Current portion of derivative liabilities	(26,375)	(56,925)
Derivative liabilities (note 11)	29,131	32,971
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	0
Derivative assets	1,363	0
Accrued liabilities	(2,247)	(4,823)
Current portion of derivative liabilities	(12,442)	(42,329)
Derivative liabilities (note 11)	16,546	15,453
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities	(63)	(70)
Current portion of derivative liabilities	(3,077)	(3,162)
Derivative liabilities (note 11)	$ 5,673	$ 9,631